24. Parent Entity Information	12 Months Ended
Jun. 30, 2018
Parent Entity Information
Parent Entity Information
	2018	2017
Information relating to Mission NewEnergy Limited:	$	$
Current assets	189,835	358,974
Non-current assets	—	—
Total assets	189,835	358,974
Current liabilities	(204,265)	(201,093)
Total liabilities	(204,265)	(201,093)
Net asset surplus / (deficit)	(14,430)	157,881
Issued capital	418,635	418,635
Opening Retained Profit / (Loss)	(410,755)	3,957,431
Share based payments reserve	150,000	150,000
Total shareholders’ equity/deficit	(157,880)	(4,526,066)
(Loss) of the parent entity during the year	(172,310)	(4,368,185)
Total shareholders’ equity deficit/(surplus)	14,430	(157,881)

	2018 $	2017 $
Details of any contingent liabilities of the parent entity	—	—
Details of any contractual commitments by the parent entity for the acquisition of property, plant or equipment.	—	—

The parent entity is not aware of any other contingent liabilities or contingent assets as at 30 June 2018.